Notes Receivable, net and Other (Schedule of Notes Receivable) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Rate	7.00%	7.00%
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable, net	$ 7,844,000	$ 7,709,000
Notes Receivable | Construction Financing Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount	4,000,000	4,000,000
Discount	(339,000)	(402,000)
Note receivable, net	3,661,000	$ 3,598,000
Interest Rate		7.00%
Notes Receivable | Certificate Of Occupancy Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount	5,250,000	$ 5,250,000
Discount	(1,067,000)	(1,139,000)
Note receivable, net	$ 4,183,000	$ 4,111,000
Interest Rate		7.00%